Guarantor financial information	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Guarantor Financial Information [Abstract]
Guarantor financial information

 29. Guarantor financial information

In March 2017, Genpact Luxembourg S.à r.l. (hereinafter referred to as the “Issuer”), a wholly-owned subsidiary of the Company, issued $350,000 aggregate principal amount of 3.70% senior notes in a private offering. See Note 12 for additional information. The issuance is fully and unconditionally guaranteed by the Company. In connection with the anticipated filing of a registration statement relating to an offer to exchange the original notes for registered notes, the Company has prepared the following condensed consolidating financial statements, which set forth consolidated financial information of the Issuer, the Company as parent guarantor and the non-guarantor subsidiaries of the Company, as well as elimination adjustments relating to intercompany transactions. The information in these financial statements has been prepared in accordance with the requirements of Rule 3-10 Regulation S-X, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.” Investments in subsidiaries have been accounted for using the equity method.

29. Guarantor financial information (Continued) Condensed Consolidating Balance Sheet

	As of March 31, 2018
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$8,562	$11,206	$404,458	$—	$424,226
Accounts receivable intercompany, net	76,871	—	—	(76,871)	—
Accounts receivable, net	—	—	703,066	—	703,066
Intercompany loans	219,199	—	1,715,536	(1,934,735)	—
Intercompany other receivable	8,675	79,296	103,293	(191,264)	—
Prepaid expenses and other current assets	355	2,609	196,244	-	199,208
Total current assets	$313,662	$93,111	$3,122,597	$(2,202,870)	$1,326,500
Property, plant and equipment, net	352	—	204,683	—	205,035
Intercompany loans	—	—	500,000	(500,000)	—
Deferred tax assets	—	—	81,734	—	81,734
Investment in subsidiaries	445,319	2,923,598	559,078	(3,927,995)	—
Investment in equity affiliates	—	—	919	—	919
Investment in debentures, intercompany	704,549	—	—	(704,549)	—
Intercompany other receivable	—	61,503	—	(61,503)	—
Intangible assets, net	—	—	125,781	—	125,781
Goodwill	—	—	1,337,051	—	1,337,051
Contract cost assets	—	—	162,435	—	162,435
Other assets	—	—	157,672	—	157,672
Total assets	$1,463,882	$3,078,212	$6,251,950	$(7,396,917)	$3,397,127

Liabilities and equity
Current liabilities
Short-term borrowings	$—	$—	$275,000	$—	$275,000
Intercompany loans	22,000	1,716,537	196,199	(1,934,736)	—
Current portion of long-term debt	—	—	39,237	—	39,237
Accounts payable	166	—	13,645	—	13,811
Intercompany accounts payable	—	—	76,871	(76,871)	—
Income taxes payable	(972)	(377)	41,375	-	40,026
Intercompany other payable	31,433	75,492	84,339	(191,264)	—
Accrued expenses and other current liabilities	3,011	2,655	497,450	-	503,116
Total current liabilities	$55,638	$1,794,307	$1,224,116	$(2,202,871)	$871,190
Long-term debt, less current portion	347,890	—	649,109	—	996,999
Deferred tax liabilities	—	—	7,083	—	7,083
Intercompany other payable	—	—	61,503	(61,503)	—
Non-current intercompany loans payable	500,000	—	704,549	(1,204,549)	—
Other liabilities	1,276	—	154,582	—	155,858
Total liabilities	$904,804	$1,794,307	$2,800,942	$(3,468,923)	$2,031,130

Redeemable non-controlling interest	—	—	—	—	—
Shareholders' equity
Common stock	28	1,903	189,649	(189,677)	1,903
Additional paid-in capital	575,863	1,424,048	1,108,053	(1,685,067)	1,422,897
Retained earnings	37,439	238,673	2,501,881	(2,456,077)	321,916
Accumulated other comprehensive income (loss)	(54,252)	(380,719)	(348,575)	402,827	(380,719)
Total equity	559,078	1,283,905	3,451,008	(3,927,994)	1,365,997
Commitments and contingencies	—	—	—	—	—
Total liabilities, redeemable non-controlling interest and equity	$1,463,882	$3,078,212	$6,251,950	$(7,396,917)	$3,397,127

29. Guarantor financial information (Continued)

Condensed Consolidating Balance Sheet

	As of March 31, 2017
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$5,839	$5,494	$376,853	$—	$388,186
Accounts receivable intercompany, net	47,230	—	—	(47,230)	—
Accounts receivable, net	—	—	602,871	—	602,871
Intercompany loans	773,171	—	1,449,535	(2,222,706)	—
Intercompany other receivable	12,208	86,632	66,828	(165,668)	—
Prepaid expenses and other current assets	189	514	226,932	—	227,635
Total current assets	$838,637	$92,640	$2,723,019	$(2,435,604)	$1,218,692
Property, plant and equipment, net	508	—	212,054	—	212,562
Intercompany loans	—	—	500,000	(500,000)	—
Deferred tax assets	—	—	61,029	—	61,029
Investment in subsidiaries	457,607	2,600,712	1,100,784	(4,159,103)	—
Investment in equity affiliates	—	—	769	—	769
Investment in debentures, intercompany	707,910	—	—	(707,910)	—
Intercompany other receivable	—	36,030	—	(36,030)	—
Intangible assets, net	—	—	69,070	—	69,070
Goodwill	—	—	1,097,329	—	1,097,329
Other assets	—	—	252,279	—	252,279
Total assets	$2,004,662	$2,729,382	$6,016,333	$(7,838,647)	$2,911,730

Liabilities and equity
Current liabilities
Short-term borrowings	$—	$—	$15,000	$—	$15,000
Intercompany loans	43,385	1,556,150	623,171	(2,222,706)	—
Current portion of long-term debt	—	—	39,192	—	39,192
Accounts payable	60	31	8,995	—	9,086
Intercompany accounts payable	—	—	47,230	(47,230)	—
Income taxes payable	(210)	—	33,301	—	33,091
Intercompany other payable	2,622	71,762	91,284	(165,668)	—
Accrued expenses and other current liabilities	7,356	2,749	416,848	—	426,953
Total current liabilities	$53,213	$1,630,692	$1,275,021	$(2,435,604)	$523,322
Long-term debt, less current portion	347,432	—	688,346	—	1,035,778
Deferred tax liabilities	231	—	1,584	—	1,815
Intercompany other payable	—	—	36,030	(36,030)	—
Non-current intercompany loans payable	500,000	—	707,910	(1,207,910)	—
Other liabilities	3,002	292	162,267	—	165,561
Total liabilities	$903,878	$1,630,984	$2,871,158	$(3,679,544)	$1,726,476

Redeemable non-controlling interest	—	—	3,610	—	3,610
Shareholders' equity
Common stock	28	1,924	189,649	(189,677)	1,924
Additional paid-in capital	1,211,108	1,347,262	1,109,207	(2,320,312)	1,347,265
Retained earnings	(53,239)	136,533	2,201,248	(2,064,766)	219,776
Accumulated other comprehensive income (loss)	(57,113)	(387,321)	(358,539)	415,652	(387,321)
Total equity	1,100,784	1,098,398	3,141,565	(4,159,103)	1,181,644
Commitments and contingencies	—	—	—	—	—
Total liabilities, redeemable non-controlling interest and equity	$2,004,662	$2,729,382	$6,016,333	$(7,838,647)	$2,911,730

29. Guarantor financial information (Continued)

Condensed Consolidating Statement of Income (Loss)

	Three months ended March 31, 2018
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net revenues	$11,939	$—	$686,449	$(9,476)	$688,912
Cost of revenue	—	—	444,324	—	444,324
Gross profit	$11,939	$—	$242,125	$(9,476)	$244,588

Operating expenses:
Selling, general and administrative expenses	1,623	1,492	177,536	(9,542)	171,109
Amortization of acquired intangible assets	—	—	9,936	—	9,936
Other operating (income) expense, net	17	—	(235)	—	(218)
Income (loss) from operations	$10,299	$(1,492)	$54,888	$66	$63,761
Foreign exchange gains (losses), net	953	221	3,624	—	4,798
Interest income (expense), net	(3,489)	—	(4,611)	—	(8,100)
Intercompany interest income (expense), net	20,543	(3,235)	(17,308)	—	—
Other income (expense), net	—	—	15,550	—	15,550
Income (loss) before equity-method investment activity, net and income tax expense	$28,306	$(4,506)	$52,143	$66	$76,009
Gain (loss) on equity-method investment activity, net	7,443	69,201	34,058	(110,702)	—
Income before income tax expense	$35,749	$64,695	$86,201	$(110,636)	$76,009
Income tax expense	1,691	—	10,384	—	12,075
Net income	$34,058	$64,695	$75,817	$(110,636)	$63,934
Net loss attributable to redeemable non-controlling interest	—	—	(761)	—	(761)
Net income attributable to Genpact Limited shareholders	$34,058	$64,695	$76,578	$(110,636)	$64,695

29. Guarantor financial information (Continued)

Condensed Consolidating Statement of Income (Loss)

	Three months ended March 31, 2017
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net revenues	$7,562	$—	$622,995	$(7,562)	$622,995
Cost of revenue	—	—	383,337	—	383,337
Gross profit	$7,562	$—	$239,658	$(7,562)	$239,658

Operating expenses:
Selling, general and administrative expenses	1,141	3,789	163,494	(7,566)	160,858
Amortization of acquired intangible assets	—	—	7,242	—	7,242
Other operating (income) expense, net	(3,138)	—	(4,400)	—	(7,538)
Income (loss) from operations	$9,559	$(3,789)	$73,322	$4	$79,096
Foreign exchange gains (losses), net	1,616	(5)	(6,524)	—	(4,913)
Interest income (expense), net	17,937	—	(23,430)	—	(5,493)
Intercompany interest income (expense), net	2,246	(2,296)	50	—	-
Other income (expense), net	—	—	553	—	553
Income (loss) before equity-method investment activity, net and income tax expense	$31,358	$(6,090)	$43,971	$4	$69,243
Gain (loss) on equity-method investment activity, net	1,979	59,428	31,854	(97,819)	(4,558)
Income before income tax expense	$33,337	$53,338	$75,825	$(97,815)	$64,685
Income tax expense	1,483	-	10,762	—	12,245
Net income	$31,854	$53,338	$65,063	$(97,815)	$52,440
Net loss attributable to redeemable non-controlling interest	—	—	(898)	—	(898)
Net income attributable to Genpact Limited shareholders	$31,854	$53,338	$65,961	$(97,815)	$53,338

29. Guarantor financial information (Continued)

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Three months ended March 31, 2018
	Issuer/ Subsidiary	Parent/ Guarantor	Non-Guarantor Subsidiaries	Eliminations	Genpact Limited Shareholders	Redeemable Non-controlling interest
Net income (loss)	$34,058	$64,695	$76,578	$(110,636)	$64,695	$(761)
Other comprehensive income:	—	—	—	—	—	—
Currency translation adjustments	(6,353)	(9,335)	(9,335)	15,688	(9,335)	(424)
Net income (loss) on cash flow hedging derivatives, net of taxes (Note 7)	(15,681)	(18,932)	(18,932)	34,613	(18,932)	—
Retirement benefits, net of taxes	80	513	513	(593)	513	—
Other comprehensive income (loss)	$(21,954)	$(27,754)	$(27,754)	$49,708	$(27,754)	$(424)
Comprehensive income (loss)	$12,104	$36,941	$48,824	$(60,928)	$36,941	$(1,185)

	Three months ended March 31, 2017
	Issuer/ Subsidiary	Parent/ Guarantor	Non-Guarantor Subsidiaries	Eliminations	Genpact Limited Shareholders	Redeemable Non-controlling interest
Net income (loss)	$31,854	$53,338	$65,961	$(97,815)	$53,338	$(898)
Other comprehensive income:	—	—	—	—	—	—
Currency translation adjustments	43,546	51,627	51,627	(95,173)	51,627	(12)
Net income (loss) on cash flow hedging derivatives, net of taxes (Note 7)	20,407	18,858	18,858	(39,265)	18,858	—
Retirement benefits, net of taxes	70	119	119	(189)	119	—
Other comprehensive income (loss)	$64,023	$70,604	$70,604	$(134,627)	$70,604	$(12)
Comprehensive income (loss)	$95,877	$123,942	$136,565	$(232,442)	$123,942	$(910)

29. Guarantor financial information (Continued)

Condensed Consolidating Statement of Cash Flows

	Three months ended March 31, 2018
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated

Operating activities
Net cash (used for) provided by operating activities	$22,190	$9,604	$(162,656)	$103,540	$(27,322)
Investing activities
Purchase of property, plant and equipment	—	—	(18,706)	—	(18,706)
Payment for internally generated intangible assets	—	—	(4,365)	—	(4,365)
Proceeds from sale of property, plant and equipment	—	—	144	—	144
Investment in subsidiaries	(2,000)	—	2,066	(66)	—
Payment for business acquisitions, net of cash acquired	—	—	(4,730)	-	(4,730)
Net cash (used for) provided by investing activities	$(2,000)	$—	$(25,591)	$(66)	$(27,657)
Financing activities
Repayment of capital lease obligations	—	—	(537)	—	(537)
Proceeds from long-term debt	—	—	—	—	—
Repayment of long-term debt	—	—	(10,000)	—	(10,000)
Proceeds from short-term borrowings	130	—	105,000	(130)	105,000
Proceeds from intercompany loans	—	119,000	344	(119,344)	—
Repayment of intercompany loans	(16,000)	—	—	16,000	—
Proceeds from issuance of common shares under stock-based compensation plans	—	4,202	—	—	4,202
Payment for net settlement of stock-based awards	—	(13,284)	—	—	(13,284)
Payment of earn-out/deferred consideration	—	—	(1,476)	—	(1,476)
Dividend paid	—	(14,408)	—	—	(14,408)
Payment for stock purchased and retired	—	(95,984)	—	—	(95,984)
Payment for expenses related to stock purchase	—	(60)	—	—	(60)
Net cash (used for) provided by financing activities	$(15,870)	$(534)	$93,331	$(103,474)	$(26,547)
Effect of exchange rate changes	(265)	—	1,549	—	1,284
Net increase (decrease) in cash and cash equivalents	4,320	9,070	(94,916)	—	(81,526)
Cash and cash equivalents at the beginning of the period	4,507	2,136	497,825	—	504,468
Cash and cash equivalents at the end of the period	$8,562	$11,206	$404,458	$—	$424,226

29. Guarantor financial information (Continued)

Condensed Consolidating Statement of Cash Flows

	Three months ended March 31, 2017
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated

Operating activities
Net cash (used for) provided by operating activities	$(314,439)	$9,080	$(222,607)	$558,994	$31,028
Investing activities
Purchase of property, plant and equipment	—	—	(17,084)	—	(17,084)
Payment for internally generated intangible assets	—	—	(2,614)	—	(2,614)
Proceeds from sale of property, plant and equipment	—	—	389	—	389
Investment in equity affiliates	(9,841)	—	9,374	—	(467)
Investment in subsidiaries	—	—	4	(4)	—
Payment for business acquisitions, net of cash acquired	—	—	(9,237)	—	(9,237)
Net cash (used for) provided by investing activities	$(9,841)	$—	$(19,168)	$(4)	$(29,013)
Financing activities
Repayment of capital lease obligations	—	—	(494)	—	(494)
Payment of debt issuance costs	(1,481)	—	—	—	(1,481)
Proceeds from long- term debt	350,000	—	—	—	350,000
Repayment of long-term debt	—	—	(10,000)	—	(10,000)
Proceeds from short-term borrowings	—	—	40,000	—	40,000
Repayment of short-term borrowings	—	—	(185,000)	—	(185,000)
Proceeds from intercompany loan	—	222,500	366,105	(588,605)	—
Repayment of intercompany loans	(29,615)	—	—	29,615	—
Proceeds from issuance of common shares under stock-based compensation plans	—	7,761	—	—	7,761
Payment for net settlement of stock-based awards	—	(9,939)	—	—	(9,939)
Payment of earn-out/deferred consideration	—	—	(1,097)	—	(1,097)
Dividend paid	—	(11,957)	—	—	(11,957)
Payment for stock purchased and retired	—	(219,784)	—	—	(219,784)
Payment for expenses related to stock purchase	—	(16)	—	—	(16)
Net cash (used for)provided by financing activities	$318,904	$(11,435)	$209,514	$(558,990)	$(42,007)
Effect of exchange rate changes	—	—	5,555	—	5,555
Net increase (decrease) in cash and cash equivalents	(5,376)	(2,355)	(32,261)	—	(39,992)
Cash and cash equivalents at the beginning of the period	11,215	7,849	403,559	—	422,623
Cash and cash equivalents at the end of the period	$5,839	$5,494	$376,853	$—	$388,186

31. Guarantor financial information

In March 2017, Genpact Luxembourg S.à r.l. (hereinafter referred to as the “Issuer”), a wholly-owned subsidiary of the Company, issued $350,000 aggregate principal amount of 3.70% senior notes in a private offering. See Note 14 for additional information. The issuance is fully and unconditionally guaranteed by the Company. In connection with the anticipated filing of a registration statement relating to an offer to exchange the original notes for registered notes, the Company has prepared the following condensed consolidating financial statements, which set forth consolidated financial information of the Issuer, the Company as parent guarantor and the non-guarantor subsidiaries of the Company, as well as intercompany elimination adjustments relating to intercompany transactions. The information in these financial statements has been prepared in accordance with the requirements of Rule 3-10 of Regulation S-X, “Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered.” Investments in subsidiaries have been accounted for using the equity method.

31. Guarantor financial information (continued)

Condensed Consolidating Balance Sheet

	As of December 31, 2017
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$4,507	$2,136	$497,825	—	$504,468
Accounts receivable intercompany, net	82,935	—	—	(82,935)	—
Accounts receivable, net	—	—	693,085	—	693,085
Intercompany loans	194,854	—	1,620,537	(1,815,391)	—
Intercompany other receivable	25,343	82,631	89,189	(197,163)	—
Prepaid expenses and other current assets	311	1,276	234,755	—	236,342
Total current assets	$307,950	$86,043	$3,135,391	$(2,095,489)	$1,433,895
Property, plant and equipment, net	391	—	206,639	—	207,030
Intercompany loans	—	—	500,000	(500,000)	—
Deferred tax assets	—	—	76,929	—	76,929
Investment in subsidiaries	426,410	2,864,386	529,179	(3,819,975)	—
Investment in equity affiliates	—	—	886	—	886
Investment in debentures, intercompany	717,909	—	—	(717,909)	—
Intercompany other receivable	—	49,761	—	(49,761)	—
Intangible assets, net	—	—	131,590	—	131,590
Goodwill	—	—	1,337,122	—	1,337,122
Other assets	—	—	262,169	—	262,169
Total assets	$1,452,660	$3,000,190	$6,179,905	$(7,183,134)	$3,449,621

Liabilities and equity
Current liabilities
Short-term borrowings	$—	$—	$170,000	$—	$170,000
Intercompany loans	38,000	1,597,537	179,854	(1,815,391)	—
Current portion of long-term debt	—	—	39,226	—	39,226
Accounts payable	103	58	14,889	—	15,050
Intercompany accounts payable	—	—	82,935	(82,935)	—
Income taxes payable	885	—	29,141	—	30,026
Intercompany other payable	29,526	59,266	108,371	(197,163)	—
Accrued expenses and other current liabilities	5,995	2,390	576,097	—	584,482
Total current liabilities	$74,509	$1,659,251	$1,200,513	$(2,095,489)	$838,784
Long-term debt, less current portion	347,761	—	658,926	—	1,006,687
Deferred tax liabilities	—	—	6,747	—	6,747
Intercompany other payable	—	—	49,761	(49,761)	—
Non-current intercompany loans payable	500,000	—	717,909	(1,217,909)	—
Other liabilities	1,211	153	167,245	—	168,609
Total liabilities	$923,481	$1,659,404	$2,801,101	$(3,363,159)	$2,020,827

Redeemable non-controlling interest	—	—	4,750	—	4,750
Shareholders' equity
Common stock	28	1,924	189,649	(189,677)	1,924
Additional paid-in capital	575,862	1,421,354	1,107,383	(1,683,231)	1,421,368
Retained earnings	(12,277)	272,738	2,504,580	(2,409,059)	355,982
Accumulated other comprehensive income (loss)	(34,434)	(355,230)	(427,558)	461,992	(355,230)
Total equity	529,179	1,340,786	3,374,054	(3,819,975)	1,424,044
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity	$1,452,660	$3,000,190	$6,179,905	$(7,183,134)	$3,449,621

31. Guarantor financial information (continued)

Condensed Consolidating Balance Sheet

	As of December 31, 2016
	Issuer/ Subsidiary	Parent/ Guarantor	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$11,215	$7,849	$403,559	$—	$422,623
Accounts receivable intercompany, net	55,618	—	—	(55,618)	—
Accounts receivable, net	—	—	615,265	—	615,265
Intercompany loans	396,682	—	1,270,150	(1,666,832)	—
Intercompany other receivable	26,985	72,883	57,475	(157,343)	—
Prepaid expenses and other current assets	151	131	188,867	—	189,149
Total current assets	$490,651	$80,863	$2,535,316	$(1,879,793)	$1,227,037
Property, plant and equipment, net	547	—	192,671	—	193,218
Intangible assets, net	—	—	78,946	—	78,946
Intercompany loans	—	—	500,000	(500,000)	—
Deferred tax assets	—	—	70,143	—	70,143
Investment in subsidiaries	423,530	2,470,680	1,005,396	(3,899,606)	—
Investment in equity affiliates	4,121	—	679	—	4,800
Investment in debentures, intercompany	675,180	—	—	(675,180)	—
Intercompany other receivable	—	47,954	—	(47,954)	—
Goodwill	—	—	1,069,408	—	1,069,408
Other assets	—	—	242,328	—	242,328
Total assets	$1,594,029	$2,599,497	$5,694,887	$(7,002,533)	$2,885,880

Liabilities and equity
Current liabilities
Short-term borrowings	$—	$—	$160,000	$—	$160,000
Current portion of long-term debt	—	—	39,181	—	39,181
Intercompany loan	73,000	1,333,650	260,182	(1,666,832)	—
Accounts payable	168	1	9,599	—	9,768
Intercompany accounts payable	—	—	55,618	(55,618)	—
Income taxes payable	777	—	23,382	—	24,159
Intercompany other payable	2,612	58,440	96,291	(157,343)	—
Accrued expenses and other current liabilities	7,148	3,695	487,404	—	498,247
Total current liabilities	$83,705	$1,395,786	$1,131,657	$(1,879,793)	$731,355
Long-term debt, less current portion	—	—	698,152	—	698,152
Intercompany other payable	—	—	47,954	(47,954)	—
Deferred tax liabilities	231	—	2,184	—	2,415
Non-current intercompany loans payable	500,000	—	675,180	(1,175,180)	—
Other liabilities	4,697	307	157,786	—	162,790
Total liabilities	$588,633	$1,396,093	$2,712,913	$(3,102,927)	$1,594,712

Redeemable non-controlling interest	—	—	4,520	—	4,520
Shareholders’ equity
Common stock	28	1,984	189,649	(189,677)	1,984
Additional paid-in capital	1,211,108	1,384,468	1,107,348	(2,318,456)	1,384,468
Retained earnings	(85,093)	274,877	2,076,761	(1,908,424)	358,121
Accumulated other comprehensive income (loss)	(120,647)	(457,925)	(396,304)	516,951	(457,925)
Total equity	$1,005,396	$1,203,404	$2,977,454	$(3,899,606)	$1,286,648
Commitments and contingencies
Total liabilities, redeemable non-controlling interest and equity	$1,594,029	$2,599,497	$5,694,887	$(7,002,533)	$2,885,880

31. Guarantor financial information (continued)

Condensed Consolidating Statement of Income (Loss)

	Year ended December 31, 2017
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net revenues	$46,722	$—	$2,736,929	$(46,722)	$2,736,929
Cost of revenue	—	—	1,683,704	—	1,683,704
Gross profit	$46,722	$—	$1,053,225	$(46,722)	$1,053,225

Operating expenses:
Selling, general and administrative expenses	9,859	21,076	728,531	(69,619)	689,847
Amortization of acquired intangible assets	—	—	36,412	—	36,412
Other operating (income) expense, net	(3,412)	—	1,751	—	(1,661)
Income (loss) from operations	$40,275	$(21,076)	$286,531	$22,897	$328,627
Foreign exchange gains (losses), net	3,312	2	(1,318)	—	1,996
Interest income (expense), net	(11,375)	—	(20,360)	—	(31,735)
Intercompany interest income (expense), net	47,547	(10,148)	(37,399)	—	—
Other income (expense), net	18,391	—	7,847	—	26,238
Income (loss) before equity-method investment activity, net and income tax expense	$98,150	$(31,222)	$235,301	$22,897	$325,126
Gain (loss) on equity-method investment activity, net	(15,058)	294,333	75,657	(359,475)	(4,543)
Income before income tax expense	$83,092	$263,111	$310,958	$(336,578)	$320,583
Income tax expense	7,435	—	52,307	—	59,742
Net income	$75,657	$263,111	$258,651	$(336,578)	$260,841
Net loss attributable to redeemable non-controlling interest	—	—	(2,270)	—	(2,270)
Net income attributable to Genpact Limited shareholders	$75,657	$263,111	$260,921	$(336,578)	$263,111

31. Guarantor financial information (continued)

Condensed Consolidating Statement of Income (Loss)

	Year ended December 31, 2016
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net revenues	$39,518	$—	$2,570,756	$(39,518)	$2,570,756
Cost of revenue	—	—	1,554,707	—	1,554,707
Gross profit	$39,518	$—	$1,016,049	$(39,518)	$1,016,049

Operating expenses:
Selling, general and administrative expenses	9,499	12,772	672,742	(41,984)	653,029
Amortization of acquired intangible assets	—	—	27,183	—	27,183
Other operating (income) expense, net	(4,043)	(500)	(397)	—	(4,940)
Income (loss) from operations	$34,062	$(12,272)	$316,521	$2,466	$340,777
Foreign exchange gains (losses), net	(1,633)	57	4,206	—	2,630
Interest income (expense), net	(1,358)	—	(14,826)	—	(16,184)
Intercompany interest income (expense), net	81,359	—	(81,359)	—	—
Other income (expense), net	(829)	(3,390)	14,339	—	10,120
Income (loss) before equity-method investment activity, net and income tax expense	$111,601	$(15,605)	$238,881	$2,466	$337,343
Gain (loss) on equity-method investment activity, net	29,969	285,289	133,186	(456,142)	(7,698)
Income before income tax expense	$141,570	$269,684	$372,067	$(453,676)	$329,645
Income tax expense	8,384	—	53,714	—	62,098
Net income	$133,186	$269,684	$318,353	$(453,676)	$267,547
Net loss attributable to redeemable non-controlling interest	—	—	(2,137)	—	(2,137)
Net income attributable to Genpact Limited shareholders	$133,186	$269,684	$320,490	$(453,676)	$269,684

31. Guarantor financial information (continued)

Condensed Consolidating Statement of Income (Loss)

	Year ended December 31, 2015
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net revenues	$34,250	$—	$2,461,044	$(34,250)	$2,461,044
Cost of revenue	—	—	1,493,547	—	1,493,547
Gross profit	$34,250	$—	$967,497	$(34,250)	$967,497
Operating expenses:
Selling, general and administrative expenses	4,594	21,298	616,472	(34,250)	608,114
Amortization of acquired intangible assets	—	—	28,513	—	28,513
Other operating (income) expense, net	22,149	—	(3,203)	(22,268)	(3,322)
Income (loss) from operations	$7,507	$(21,298)	$325,715	$22,268	$334,192
Foreign exchange gains (losses), net	(3,574)	(219)	9,062	—	5,269
Interest income (expense), net, intercompany	42,417	2,027	(44,444)	—	—
Interest income (expense), net	(531)	—	(30,736)	—	(31,267)
Other income (expense), net	—	—	4,360	—	4,360
Income (loss) before equity-method investment activity, net and income tax expense	$45,819	$(19,490)	$263,957	$22,268	$312,554
Gain (loss) on equity-method investment activity, net	17,757	237,040	56,416	(322,013)	(10,800)
Income before income tax expense	$63,576	$217,550	$320,373	$(299,745)	$301,754
Income tax expense	7,160	—	54,777	—	61,937
Net income	$56,416	$217,550	$265,596	$(299,745)	$239,817
Net loss (income) attributable to redeemable non-controlling interest	—	—	—	—	—
Net income attributable to Genpact Limited shareholders	$56,416	$217,550	$265,596	$(299,745)	$239,817

31. Guarantor financial information (continued)

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Year ended December 31, 2017
	Issuer/ Subsidiary	Parent/ Guarantor	Non-Guarantor Subsidiaries	Eliminations	Genpact Limited Shareholders	Redeemable Non-controlling interest
Net income (loss)	$75,657	$263,111	$260,921	$(336,578)	$263,111	$(2,270)
Other comprehensive income:
Currency translation adjustments	74,716	93,871	93,871	(168,587)	93,871	(341)
Net income (loss) on cash flow hedging derivatives, net of taxes (Note 7)	9,788	12,611	12,611	(22,399)	12,611	—
Retirement benefits, net of taxes	475	(3,787)	(3,787)	3,312	(3,787)	—
Other comprehensive income (loss)	$84,979	$102,695	$102,695	$(187,674)	$102,695	$(341)
Comprehensive income (loss)	$160,636	$365,806	$363,616	$(524,252)	$365,806	$(2,611)

	Year ended December 31, 2016
	Issuer/ Subsidiary	Parent/ Guarantor	Non-Guarantor Subsidiaries	Eliminations	Genpact Limited Shareholders	Redeemable Non-controlling interest
Net income (loss)	$133,186	$269,684	$320,490	$(453,676)	$269,684	$(2,137)
Other comprehensive income:
Currency translation adjustments	(31,679)	(46,340)	(46,340)	78,019	(46,340)	104
Net income (loss) on cash flow hedging derivatives, net of taxes (Note 7)	42,016	43,742	43,742	(85,758)	43,742	—
Retirement benefits, net of taxes	(717)	(4,042)	(4,042)	4,759	(4,042)	—
Other comprehensive income (loss)	$9,620	$(6,640)	$(6,640)	$(2,980)	$(6,640)	$104
Comprehensive income (loss)	$142,806	$263,044	$313,850	$(456,656)	$263,044	$(2,033)

	Year ended December 31, 2015
	Issuer/ Subsidiary	Parent/ Guarantor	Non-Guarantor Subsidiaries	Eliminations	Genpact Limited Shareholders	Redeemable Non-controlling interest
Net income (loss)	$56,416	$217,550	$265,596	$(299,745)	$239,817	$—
Other comprehensive income:
Currency translation adjustments	(67,173)	(64,504)	(64,504)	131,677	(64,504)	—
Net income (loss) on cash flow hedging derivatives, net of taxes (Note 7)	27,247	22,880	22,880	(50,127)	22,880	—
Retirement benefits, net of taxes	554	2,823	2,823	(3,377)	2,823	—
Other comprehensive income (loss)	$(39,372)	$(38,801)	$(38,801)	$78,173	$(38,801)	$—
Comprehensive income (loss)	$17,044	$178,749	$226,795	$(221,572)	$201,016	$—

31. Guarantor financial information (continued)

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2017
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated

Operating activities
Net cash (used for) provided by operating activities	$(315,877)	$(8,345)	$511,847	$171,453	$359,078
Investing activities
Purchase of property, plant and equipment	—	—	(57,231)	—	(57,231)
Payment for internally generated intangible assets	—	—	(16,441)	—	(16,441)
Proceeds from sale of property, plant and equipment	—	—	1,738	—	1,738
Investment in equity affiliates	(523)	—	27	—	(496)
Investment in subsidiaries	(3,638)	—	51,127	(47,489)	—
Payment for business acquisitions, net of cash acquired	—	—	(284,822)	—	(284,822)
Proceeds from divestiture of business, net of cash divested	—	—	(4,738)	—	(4,738)
Net cash (used for) provided by investing activities	$(4,161)	$—	$(310,340)	$(47,489)	$(361,990)
Financing activities
Repayment of capital lease obligations	—	—	(2,708)	—	(2,708)
Payment of debt issuance costs	(2,630)	—	—	—	(2,630)
Proceeds from long-term debt	350,000	—	—	—	350,000
Repayment of long-term debt	—	—	(40,000)	—	(40,000)
Proceeds from short-term borrowings	—	—	295,000	—	295,000
Repayment of short-term borrowings	—	—	(285,000)	—	(285,000)
Proceeds from intercompany loans	—	263,886	—	(263,886)	—
Repayment of intercompany loans	(35,000)	—	(80,328)	115,328	—
Proceeds from issuance of common shares under stock-based compensation plans	—	15,528	—	—	15,528
Payment for net settlement of stock-based awards	—	(10,296)	—	—	(10,296)
Payment of earn-out/deferred consideration	—	—	(6,219)	—	(6,219)
Dividend paid	—	(46,686)	—	—	(46,686)
Payment for stock purchased and retired	—	(219,784)	—	—	(219,784)
Payment for expenses related to stock purchase	—	(16)	—	—	(16)
Change in amounts due from/to consolidated affiliates	—	—	(24,594)	24,594	—
Excess tax benefit on stock-based compensation	—	—	—	—	—
Net cash (used for) provided by financing activities	$312,370	$2,632	$(143,849)	$(123,964)	$47,189
Effect of exchange rate changes	960	—	36,608	—	37,568
Net increase (decrease) in cash and cash equivalents	(7,668)	(5,713)	57,658	—	44,277
Cash and cash equivalents at the beginning of the period	11,215	7,849	403,559	—	422,623
Cash and cash equivalents at the end of the period	$4,507	$2,136	$497,825	$—	$504,468

31. Guarantor financial information (continued)

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2016
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net cash (used for) provided by operating activities	$(42,212)	$25,592	$(66,519)	$428,911	$345,772
Investing activities
Purchase of property, plant and equipment	(625)	—	(81,301)	—	(81,926)
Payment for internally generated intangible assets	—	—	(6,846)	—	(6,846)
Proceeds from sale of property, plant and equipment	—	—	547	—	547
Investment in equity affiliates	(5,884)	—	(3,736)	—	(9,620)
Investment in subsidiaries	(53,619)	—	(8,101)	61,720	-
Payment for business acquisitions, net of cash acquired	—	—	(45,162)	—	(45,162)
Proceeds from divestiture of business, net of cash divested	—	—	17,242	—	17,242
Net cash (used for) provided by investing activities	$(60,128)	$—	$(127,357)	$61,720	$(125,765)
Financing activities
Repayment of capital lease obligations	—	—	(1,793)	—	(1,793)
Repayment of long-term debt	—	—	(40,000)	—	(40,000)
Proceeds from short-term borrowings	—	—	200,000	—	200,000
Repayment of short-term borrowings	—	—	(61,500)	—	(61,500)
Proceeds from intercompany loans	73,000	303,000	50,445	(426,445)	—
Repayment of intercompany loans	—	—	—	—	—
Proceeds from issuance of common shares under stock-based compensation plans	—	18,228	—	—	18,228
Proceeds from issuance of common shares	40,000	—	—	(40,000)	—
Payment for net settlement of stock-based awards	—	(769)	—	—	(769)
Payment of earn-out/deferred consideration	—	—	(1,485)	—	(1,485)
Payment for stock purchased and retired	—	(345,200)	24,186	(24,186)	(345,200)
Payment for expenses related to stock purchase	—	(279)	—	—	(279)
Net cash (used for) provided by financing activities	$113,000	$(25,020)	$169,853	$(490,631)	$(232,798)
Effect of exchange rate changes	(361)	—	(15,132)	—	(15,493)
Net increase (decrease) in cash and cash equivalents	10,660	572	(24,023)	—	(12,791)
Cash and cash equivalents at the beginning of the period	916	7,277	442,714	—	450,907
Cash and cash equivalents at the end of the period	$11,215	$7,849	$403,559	$—	$422,623

31. Guarantor financial information (continued)

Condensed Consolidating Statement of Cash Flows

	Year ended December 31, 2015
	Issuer/ Subsidiary	Parent/ Guarantor	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Operating activities
Net cash (used for) provided by operating activities	$(9,868)	$183,510	$347,114	$(193,315)	$327,441
Investing activities
Purchase of property, plant and equipment	—	—	(62,173)	—	(62,173)
Proceeds from sale of property, plant and equipment	—	—	1,486	—	1,486
Investment in equity affiliates	(6,084)	—	(12,339)	—	(18,423)
Investment in subsidiaries	(21,670)	—	(687,455)	709,125	—
Payment for business acquisitions, net of cash acquired	—	—	(21,363)	—	(21,363)
Payment for investment in debentures, intercompany	(736,692)	—	—	736,692	—
Net cash (used for) provided by investing activities	$(764,446)	$—	$(781,844)	$1,445,817	$(100,473)
Financing activities
Repayment of capital lease obligations	—	—	(2,035)	—	(2,035)
Payment of debt issuance and refinancing costs	—	—	(6,584)	—	(6,584)
Proceeds from long-term debt	—	—	800,000	—	800,000
Repayment of long-term debt	—	—	(684,875)	—	(684,875)
Proceeds from short-term borrowings	—	—	1,451,500	—	1,451,500
Repayment of short-term borrowings	—	—	(1,565,000)	—	(1,565,000)
Proceeds from intercompany loans	—	28,500	-	(28,500)	—
Repayment of intercompany loans	—	—	(228,375)	228,375	—
Proceeds from issuance of common shares under stock-based compensation plans	—	16,088	—	—	16,088
Proceeds from issuance of common shares	747,656	—	(6,556)	(741,100)	—
Payment for net settlement of stock-based awards	—	(7,194)	—	—	(7,194)
Payment of earn-out/deferred consideration	—	—	(230)	—	(230)
Proceeds from issuance of debentures, intercompany	—	—	736,692	(736,692)	—
Payment for stock purchased and retired	—	(226,917)	—	—	(226,917)
Payment for expenses related to stock purchase	—	(197)	(31,975)	31,975	(197)
Excess tax benefit on stock-based compensation	—	6,560	6,560	(6,560)	6,560
Net cash (used for) provided by financing activities	$747,656	$(183,160)	$469,122	$(1,252,502)	$(218,884)
Effect of exchange rate changes	(159)	—	(18,806)	—	(18,965)
Net increase (decrease) in cash and cash equivalents	(26,658)	350	34,392	—	8,084
Cash and cash equivalents at the beginning of the period	27,733	6,927	427,128	—	461,788
Cash and cash equivalents at the end of the period	$916	$7,277	$442,714	$—	$450,907